Lease Liability Maturities (Details) $ in Millions	Oct. 03, 2020 USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 840
2022	635
2023	494
2024	367
2025	310
Thereafter	1,565
Total undiscounted future lease payments	4,211
Operating Lease Imputed Interest	(824)
Operating Lease, Liability	3,387
Finance Lease, Liability, Payment, Due [Abstract]
2021	56
2022	56
2023	51
2024	40
2025	35
Thereafter	482
Total undiscounted future lease payments	720
Finance Lease Imputed Interest	(412)
Finance Lease, Liability	$ 308